UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21605
                                                     ---------

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               25 De Forest Avenue
                            Summit, New Jersey 07901
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     John H. Kim, Director & Senior Counsel
                            Deutsche Asset Management
                               25 DeForest Avenue
                                Summit, NJ 07901
          ------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (908) 608-3160
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

           DB TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                  JUNE 30, 2005


                                                                                                                   % OF MEMBERS'
STRATEGY                INVESTMENT FUND                                              COST             FAIR VALUE       CAPITAL
--------                ---------------                                              ----             ----------       -------
Event Driven            Avenue Asia Investments, L.P.                        $     1,000,000      $    1,024,830         1.6%
                        Avenue Europe Investments, L.P.                            1,850,000           1,926,603         3.1%
                        Gracie Capital L.P.                                        1,500.000           1,533,982         2.4%
                        Harbert Distressed Investment Fund, L.P.                   1,750,000           1,866,514         3.0%
                        Marathon Special Opportunity Fund L.P.                     1,500,000           1,537,612         2.5%
                        M & M Arbitrage, L.L.C.                                      500,000             524,598         0.8%
                        Merced Partners, L. P.                                     1,550,000           1,703,944         2.7%
                        Perry Partners, L.P.                                       2,600,000           2,786,875         4.4%
                        Special K Capital II, L.P.                                 1,750,000           1,689,191         2.7%
                        Strategic Value Restructuring Fund, L.P.                   1,500,000           1,658,071         2.6%
                                                                         ------------------------------------------------------
Total Event Driven                                                                15,500,000          16,252,220        25.8%

Global Macro            Anglian Commodities U.S. Feeder Fund, L.L.C.                 900,000             894,283         1.4%
                        Bridgeweter Pure Alpha Trading Fund I                      1,250,000           1,373,626         2.2%
                        Drawbridge Global Macro Fund, L.P.                         1,400,000           1,440,649         2.3%
                        FX Concepts Global Fund Master Trust - Multi
                        Strategy Series                                              700,000             813,996         1.3%
                        Graham Global Investment Fund Ltd.                           500,000             476,775         0.8%
                        The Capital Fund (Domestic), L.L.C.                          650,000             657,088         1.0%
                        Vega Select Opportunities Fund Limited                     1,450,000           1,286,890         2.0%
                                                                         ------------------------------------------------------
Total Global Macro                                                                 6,850,000           6,943,307        11.0%

Long/Short Equity       Amaranth Global Equities, L.L.C.                           1,200,000           1,338,683         2.1%
                        Artha Emerging Markets Fund, L.P.                          1,050,000           1,151,354         1.8%
                        Ascend Partners Leveraged Fund, L.P.                         950,000           1,056,921         1.7%
                        Bonanza Partners LP                                          500,000             507,242         0.8%
                        Delta Fund Europe LP                                       1,450,000           1,568,925         2.5%
                        FrontPoint Value Discovery Fund, L.P.                      1,400,000           1,513,454         2.4%
                        Gandhara Fund, L.P.                                        1,120,000           1,158,136         1.8%
                        Hard Assets Partners, L.P.                                 1,200,000           1,306,395         2.1%
                        Hayground Cove Institutional Partners, L.P.                  900,000           1,012,344         1.6%
                        Kinetics Partners, L.P.                                    1,300,000           1,475,803         2.4%



                        MPC Pilgrim Fund, L.P.                                     1,400,000           1,460,875         2.3%
                        Miramar Capital Partners, L.P.                             1,250,000           1,158,075         1.9%
                        RX Healthcare Partners II, LP                              1,275,000           1,325,526         2.1%
                        Stadia Consumer Fund (QP), L.P.                            1,275,000           1,344,068         2.1%
                        SR Global, L.P. Asia                                       1,000,000           1,156,486         1.8%
                        TCS Capital II, L.P.                                       1,175,000           1,394,083         2.2%
                        Torrey Pines Fund, L.L.C.                                  1,400,000           1,472,902         2.3%
                        Tracer Capital Partners QP, LP                             1,000,000           1,077,964         1.7%
                        UC Financials Fund Limited                                 1,350,000           1,386,407         2.2%
                                                                         ------------------------------------------------------
Total Long/Short Equity                                                           22,195,000          23,865,643        37.8%

Relative Value
                        Amaranth Capital Partners, L.L.C.                          2,150,000           2,192,928         3.5%
                        Aristeia Partners, L.P.                                    1,000,000           1,024,297         1.6%
                        Bogle World Fund, L.P.                                     1,600,000           1,672,823         2.7%
                        Citadel Wellington Partners, L.L.C.                        3,400,000           3,481,826         5.5%
                        Clinton Multistrategy Fund, L.L.C.                         1,900,000           1,947,574         3.1%
                        Deephaven Market Neutral Fund, L.L.C.                      1,000,000           1,032,620         1.6%
                        Ellington Overseas Partners, Ltd.                            700,000             737,887         1.2%
                        Julius Baer Diversified Fixed Income Hedge Fund            1,200,000           1,265,115         2.0%
                        Marathon Global Convertible Fund LP                          750,000             727,273         1.1%
                        Silverback Partners, L.P.                                    950,000             828,835         1.3%
                        Stark Asia Fund, L.P.                                      1,250,000           1,224,975         2.0%
                        Vega Relative Value Fund, Ltd.                             1,100,000             959,340         1.5%
                                                                         ------------------------------------------------------
Total Relative Value                                                              17,000,000          17,095,493        27.1%
                                                                         ------------------------------------------------------
                             Grand Total                                         61,545,000           64,156,663       101.7%
                                                                         ====================

                             Liabilities in Excess of Other Assets                                     (1,078,907)        (1.7)%
                                                                                             ----------------------------------

                             Members' Capital                                                     $   63,077,756       100.0%
                                                                                             ==================================

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Topiary Master Fund for Benefit Plan Investors (BPI) LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Julian Sluyters
                         -------------------------------------------------------
                           Julian Sluyters, Chief Executive Officer
                           (principal executive officer)

Date     August 25, 2005
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Julian Sluyters
                         -------------------------------------------------------
                           Julian Sluyters, Chief Executive Officer
                           (principal executive officer)

Date     August 25, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Marie Glassman
                         -------------------------------------------------------
                           Marie Glassman, Treasurer, Principal
                           Financial Officer and Accounting Officer
                           (principal financial officer)

Date     August 24, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.